Principles underlying preparation of consolidated financial statements	12 Months Ended
Dec. 31, 2019
Principles underlying preparation of consolidated financial statements
Principles underlying preparation of consolidated financial statements

2.Principles underlying preparation of consolidated financial statements

2.1Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The Group accounts are prepared in accordance with the International Financial Reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements are based on the underlying accounting records appropriately adjusted and reclassified for a fair presentation in accordance with IFRS. IFRS adjustments to local statutory accounting records include and affect but not limited to such major areas as consolidation, revenue recognition, accruals, deferred taxation, fair value adjustments, business combinations and impairment.

2.2Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•	Exposure, or rights, to variable returns from its involvement with the investee, and
•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,
•	Rights arising from other contractual arrangements,
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
•	Recognises the fair value of the consideration received.
•	Recognises the fair value of any investment retained.
•	Recognises any surplus or deficit in profit or loss.
•

Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

2.3Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2018, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2019. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The Group applies IFRS 16 Leases for the first time in 2019. The nature and effect of changes to the Group’s financial statements as a result of adopting this standard are disclosed below.

Several other amendments and interpretations are applied for the first time in 2019, but do not have an impact on the consolidated financial statements of the Group.

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases-Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have an impact for leases where the Group is the lessor.

The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The impact of adopting IFRS 16 on the statement of financial position (increase/ (decrease)) as at January 1, 2019:

Amount
Assets
Property and equipment (right-of-use assets)	936

Liabilities
Long-term portion of lease liabilities	704
Short-term portion of lease liabilities	364
Trade and other payables	(132)

a) Nature of the effect of adoption of IFRS 16

The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use assets). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use assets.

Lessees are also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use assets.

Most contracts where the Group acts as a lessee (except for long-term contract for office premises lease), fall under the recognition exemption for being short-term leases. The Group did not recognize either assets or liabilities for them and will continue to recognize expenditure arising from them as expenses on rent of premises and related utility expenses (within selling, general, and administrative expenses) as they are incurred.

Accounting for several long-term contracts of lease of office premises where the Group acts as a lessee, had a material effect on the consolidated financial statements of the Group. This effect resulted from recognition of lease liabilities and right-of-use assets and from derecognition of accounts payable related to these contracts.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Amount
Operating lease commitments as at December 31, 2018	1,242
Weighted average incremental borrowing rate as at January 1, 2019	9%
Discounted operating lease commitments at January 1, 2019	1,202
Less:
Commitments relating to short-term lease	(134)
Lease liabilities as at January 1, 2019	1,068

b) Summary of new accounting policies

Set out below are the new accounting policies of the Group upon adoption of IFRS 16, which have been applied from the date of initial application.

Lease liabilities

Lease liabilities are recognized at the date of initial application at the present value of the remaining lease payments discounted using the Group’s incremental borrowing rate at the date of initial application.

Right-of-use assets

Right-of-use assets are recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the lease term. No impairment is accrued on right-of-use assets as at the date of initial application.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

Significant judgement in determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional term. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year are disclosed in note 23.

The following amended standards and interpretations became effective for the Group from January 1, 2019, but did not have any material impact on the Group:

-	IFRIC 23 Uncertainty over Income Tax Treatments (issued on June 7, 2017).
-	Prepayment Features with Negative Compensation – Amendments to IFRS 9 (issued on October 12, 2017).
-	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures (issued on October 12, 2017).
-	Amendments to IAS 19 Plan Amendment, Curtailment or Settlement (issued on February 7, 2018).
-	Annual Improvements to IFRSs 2015-2017 cycle – amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23 (issued on December 12, 2017).

2.4Standards issued but not yet effective

The following other new pronouncements are not expected to have any material impact on the Group when adopted:

-	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	Amendment to IFRS 3 Business Combinations (issued on October 22, 2018 and effective for annual periods beginning on or after January 1, 2020).
-	IFRS 17 Insurance Contracts (issued in May 2018 and effective for annual periods beginning on or after January 1, 2021)
-	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (issued in September, 2019 and effective for annual periods beginning on or after January 1, 2020).

-	Amendments to IAS 1: Classification of liabilities as current or non-current (issued on January 23, 2020 and effective for annual periods beginning on or after January 1, 2022).